SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Credit Loss [Abstract]
Trade accounts receivable	$ 24,220,265	$ 32,752,693
Less: allowance for expected credited losses	(2,393,968)	(2,009,779)	$ (1,222,983)	$ (876,439)
Accounts receivable, net	$ 21,826,297	$ 30,742,914